Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Millions, $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Loans held for sale	[1]	$ 2,504	$ 1,540
Loans	[1]	210,833	206,696
Other assets	[1]	27,506	26,566
Other borrowed funds	[2]	$ 4,176	$ 4,570
Common stock, par value		$ 5	$ 5
Common stock, authorized		800	800
Common stock, issued		542	542
Common stock held in treasury at cost, shares		57	38
Preferred stock	[3]
Portion at Fair Value, Fair Value Disclosure
Loans held for sale, fair value	[1]	2,400	1,500
Loans, Fair Value	[1]	900	900
Other assets, fair value	[1]	500	700
Other borrowed funds, fair value	[2]	$ 100	$ 100

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $2.4 billion, Loans of $.9 billion, and Other assets of $.5 billion at December 31, 2016 and Loans held for sale of $1.5 billion, Loans of $.9 billion, and Other assets of $.7 billion at December 31, 2015.

[2]	Our consolidated liabilities included Other borrowed funds of $.1 billion at both December 31, 2016 and December 31, 2015, for which we have elected the fair value option.
[3]	Par value less than $.5 million at each date.